Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loans and Advances to Customers [Abstract]
Loans secured on residential properties	£ 155,355	£ 154,727
Corporate loans	31,006	31,978
Finance leases	6,710	6,730
Secured advances		10
Other unsecured loans	6,230	6,165
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,199	1,112
Loans and advances to customers	200,500	200,722
Impairment loss allowances	(940)	(921)	£ (1,108)
Residual value and voluntary termination provisions(1)	(78)	(68)
Net loans and advances to customers	£ 199,482	£ 199,733